Accounts receivable and other receivables	12 Months Ended
Mar. 30, 2019
Receivables [Abstract]
Accounts receivable and other receivables
3.	Accounts receivable and other receivables:
Accounts receivable, net of allowance for doubtful accounts, at March 30, 2019 and March 30, 2018 consist of the following:

	As of
	March 30, 2019	March 31, 2018*
	(In thousands)

Customer trade receivables	$1,268	$1,485
Other receivables	2,269	4,360

	$3,537	$5,845

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 26, 2016 *	$	220
Additional Provisions recorded		81
Net Write offs		(15)
Balance March 25, 2017 *		286
Additional Provisions recorded		227
Balance March 31, 2018 *		513
Additional Provisions recorded		170
Net Write offs		(249)
Balance March 30, 2019	$	434
Other receivables mainly relate to receivables from wholesale revenue and tenant allowances receivable from certain landlords.
Certain sales plans relating to customers’ use of Birks credit cards provide for revolving lines of credit and /or instalment plans under which the payment terms exceed one year. The receivables repayable within a timeframe exceeding one year included under such plans, amounted to approximately $1.3 million and $0.4 million at March 30, 2019 and March 31, 2018, respectively, which are not included in customer trade receivables outlined above, and are included in long-term receivables on the Company’s balance sheet.
(*) Recast (refer to note 1)